Segment information - Segment revenue to consolidated net income - Tabular disclosure (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of operating segments [line items]
Revenue	€ 20,769	€ 20,573
External purchases	(8,557)	(8,562)
Other operating income	271	341
Other operating expenses	(448)	(201)
Labor expenses	(4,376)	(4,434)
Operating taxes and levies	(1,232)	(1,207)
Gains (losses) on disposal of fixed assets, investments and activities	59	68
Restructuring costs	(13)	(52)
Depreciation and amortization of financed assets	(22)	(3)
Depreciation and amortization of right-of-use assets	(642)	(609)
Impairment of right-of-use assets	(6)	(24)
Depreciation and amortization of fixed assets	(3,549)	(3,500)
Reclassification of translation adjustment from liquidated entities		2
Impairment of fixed assets	1	0
Share of profits (losses) of associates and joint ventures	(6)	(4)
Operating income	2,249	2,388
Cost of gross financial debt except financed assets	(569)	(575)
Interests on debts related to financed assets	(1)	0
Gains (losses) on assets contributing to net financial debt	1	4
Foreign exchange gain (loss)	(115)	(2)
Interests on lease liabilities	(56)	(60)
Other net financial expenses	(3)	14
Effects resulting from BT sale		(119)
Finance costs, net	(742)	(738)
Income tax	(491)	(513)
Consolidated net income	1,016	1,137
Operating segments [member]
Disclosure of operating segments [line items]
Revenue	20,769	20,573
External purchases	(8,557)
Other operating income	271
Other operating expenses	(274)
Labor expenses	(4,342)
Operating taxes and levies	(1,232)
Depreciation and amortization of financed assets	(22)
Depreciation and amortization of right-of-use assets	(642)
Interests on debts related to financed assets	(1)
Interests on lease liabilities	(56)
EBITDAaL	5,914
Significant litigations	(169)
Specific labour expenses	(28)
Fixed assets, investments and businesses portfolio review	59
Restructuring programs costs	(19)
Acquisition and integration costs	(10)
Depreciation and amortization of fixed assets	(3,549)
Impairment of fixed assets	1
Share of profits (losses) of associates and joint ventures	(6)
Elimination of interests on debts related to financed assets	1
Elimination of interests on lease liabilities	56
Operating income	2,249
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue	(918)	(966)
Presentation adjustments [member]
Disclosure of operating segments [line items]
Other operating expenses	(174)	(6)
Labor expenses	(33)	(114)
Gains (losses) on disposal of fixed assets, investments and activities	59	68
Restructuring costs	(13)	(52)
Impairment of right-of-use assets	(6)	(24)
Interests on debts related to financed assets	1	0
Interests on lease liabilities	56	60
EBITDAaL	(111)	(68)
Significant litigations	169	65
Specific labour expenses	28	46
Fixed assets, investments and businesses portfolio review	(59)	(68)
Restructuring programs costs	19	75
Acquisition and integration costs	10	10
Elimination of interests on debts related to financed assets	(1)	0
Elimination of interests on lease liabilities	(56)	(60)
Total Telecom activities and Orange Bank [member]
Disclosure of operating segments [line items]
Revenue		20,573
External purchases		(8,562)
Other operating income		341
Other operating expenses		(195)
Labor expenses		(4,320)
Operating taxes and levies		(1,207)
Depreciation and amortization of financed assets		(3)
Depreciation and amortization of right-of-use assets		(609)
Interests on debts related to financed assets		0
Interests on lease liabilities		(60)
EBITDAaL		5,958
Significant litigations		(65)
Specific labour expenses		(46)
Fixed assets, investments and businesses portfolio review		68
Restructuring programs costs		(75)
Acquisition and integration costs		(10)
Depreciation and amortization of fixed assets		(3,500)
Reclassification of translation adjustment from liquidated entities		2
Impairment of fixed assets		0
Share of profits (losses) of associates and joint ventures		(4)
Elimination of interests on debts related to financed assets		0
Elimination of interests on lease liabilities		60
Operating income		2,388
Total Telecom activities and Orange Bank [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue	(1)	(2)
External purchases	1	3
Other operating income	(5)	(7)
Other operating expenses	6	7
EBITDAaL	1	1
Operating income	1	1
Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	20,771	20,575
External purchases	(8,504)
Other operating income	239
Other operating expenses	(265)
Labor expenses	(4,305)
Operating taxes and levies	(1,231)
Depreciation and amortization of financed assets	(22)
Depreciation and amortization of right-of-use assets	(640)
Interests on debts related to financed assets	(1)
Interests on lease liabilities	(56)
EBITDAaL	5,986
Significant litigations	(169)
Specific labour expenses	(28)
Fixed assets, investments and businesses portfolio review	59
Restructuring programs costs	(17)
Acquisition and integration costs	(10)
Depreciation and amortization of fixed assets	(3,536)
Impairment of fixed assets	1
Share of profits (losses) of associates and joint ventures	(6)
Elimination of interests on debts related to financed assets	1
Elimination of interests on lease liabilities	56
Operating income	2,336
Consolidated net income	1,103	1,224
France, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	9,024	8,874
External purchases	(3,313)	(3,309)
Other operating income	641	686
Other operating expenses	(288)	(264)
Labor expenses	(1,900)	(1,930)
Operating taxes and levies	(735)	(684)
Depreciation and amortization of financed assets	(22)	(3)
Depreciation and amortization of right-of-use assets	(102)	(84)
Interests on debts related to financed assets	(1)	0
Interests on lease liabilities	(4)	(5)
EBITDAaL	3,301	3,281
Significant litigations	(167)
Specific labour expenses	(26)	(31)
Fixed assets, investments and businesses portfolio review	23
Restructuring programs costs	(4)	(24)
Depreciation and amortization of fixed assets	(1,575)	(1,582)
Impairment of fixed assets	0
Share of profits (losses) of associates and joint ventures	0
Elimination of interests on debts related to financed assets	1	0
Elimination of interests on lease liabilities	4	5
Operating income	1,557	1,649
Spain, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	2,503	2,624
External purchases	(1,395)	(1,448)
Other operating income	63	99
Other operating expenses	(103)	(107)
Labor expenses	(141)	(135)
Operating taxes and levies	(63)	(86)
Depreciation and amortization of right-of-use assets	(131)	(154)
Interests on lease liabilities	(6)	(6)
EBITDAaL	728	787
Fixed assets, investments and businesses portfolio review	22
Restructuring programs costs	0	(6)
Depreciation and amortization of fixed assets	(528)	(533)
Impairment of fixed assets	0
Elimination of interests on lease liabilities	6	6
Operating income	228	254
Europe (excluding France and Spain), operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	2,729	2,789
External purchases	(1,531)	(1,581)
Other operating income	72	70
Other operating expenses	(85)	(89)
Labor expenses	(315)	(344)
Operating taxes and levies	(53)	(59)
Depreciation and amortization of right-of-use assets	(79)	(71)
Interests on lease liabilities	(8)	(7)
EBITDAaL	730	708
Specific labour expenses	0
Fixed assets, investments and businesses portfolio review	4	11
Restructuring programs costs	(3)	(5)
Acquisition and integration costs	(2)	(1)
Depreciation and amortization of fixed assets	(563)	(550)
Impairment of fixed assets	1
Share of profits (losses) of associates and joint ventures	0
Elimination of interests on lease liabilities	8	7
Operating income	173	170
Africa and Middle-East, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	2,845	2,737
External purchases	(1,219)	(1,199)
Other operating income	24	23
Other operating expenses	(104)	(93)
Labor expenses	(252)	(249)
Operating taxes and levies	(264)	(253)
Depreciation and amortization of right-of-use assets	(64)	(64)
Interests on lease liabilities	(32)	(34)
EBITDAaL	935	868
Fixed assets, investments and businesses portfolio review	0	5
Restructuring programs costs	(2)	(2)
Depreciation and amortization of fixed assets	(508)	(471)
Reclassification of translation adjustment from liquidated entities		2
Impairment of fixed assets	0	(1)
Share of profits (losses) of associates and joint ventures	(1)
Elimination of interests on lease liabilities	32	34
Operating income	456	435
Enterprise, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	3,859	3,770
External purchases	(1,977)	(1,896)
Other operating income	76	78
Other operating expenses	(328)	(311)
Labor expenses	(1,035)	(964)
Operating taxes and levies	(58)	(63)
Depreciation and amortization of right-of-use assets	(63)	(47)
Interests on lease liabilities	(2)	(2)
EBITDAaL	471	565
Specific labour expenses	(2)	(1)
Fixed assets, investments and businesses portfolio review	7
Restructuring programs costs	(3)	(10)
Acquisition and integration costs	(4)	(4)
Depreciation and amortization of fixed assets	(205)	(195)
Impairment of fixed assets		1
Share of profits (losses) of associates and joint ventures	1	2
Elimination of interests on lease liabilities	2	2
Operating income	267	360
International Carriers and Shared Services, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	728	747
External purchases	(970)	(1,043)
Other operating income	1,006	1,034
Other operating expenses	(17)	5
Labor expenses	(662)	(662)
Operating taxes and levies	(58)	(62)
Depreciation and amortization of right-of-use assets	(202)	(187)
Interests on lease liabilities	(4)	(6)
EBITDAaL	(179)	(174)
Significant litigations	(2)	(65)
Specific labour expenses	1	(14)
Fixed assets, investments and businesses portfolio review	4	52
Restructuring programs costs	(6)	(28)
Acquisition and integration costs	(4)	(5)
Depreciation and amortization of fixed assets	(157)	(159)
Share of profits (losses) of associates and joint ventures	(6)	(6)
Elimination of interests on lease liabilities	4	6
Operating income	(345)	(393)
Telecom activities, operating segment, eliminations [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	(918)	20,575
External purchases	1,901	(8,518)
Other operating income	(1,644)	331
Other operating expenses	661	(192)
Labor expenses		(4,284)
Operating taxes and levies		(1,207)
Depreciation and amortization of financed assets		(3)
Depreciation and amortization of right-of-use assets		(607)
Interests on debts related to financed assets		0
Interests on lease liabilities		(60)
EBITDAaL		6,035
Significant litigations		(65)
Specific labour expenses		(46)
Fixed assets, investments and businesses portfolio review		68
Restructuring programs costs		(75)
Acquisition and integration costs		(10)
Depreciation and amortization of fixed assets		(3,490)
Reclassification of translation adjustment from liquidated entities		2
Impairment of fixed assets		0
Share of profits (losses) of associates and joint ventures		(4)
Elimination of interests on debts related to financed assets		0
Elimination of interests on lease liabilities		60
Operating income		2,475
Telecom activities, operating segment, eliminations [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue		(966)
External purchases		1,958
Other operating income		(1,659)
Other operating expenses		667
Orange Bank, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
External purchases	(54)	(47)
Other operating income	37	17
Other operating expenses	(15)	(10)
Labor expenses	(38)	(36)
Operating taxes and levies	(1)
Depreciation and amortization of right-of-use assets	(1)	(2)
Interests on lease liabilities	0
EBITDAaL	(72)	(78)
Specific labour expenses	0
Restructuring programs costs	(2)
Depreciation and amortization of fixed assets	(13)	(10)
Elimination of interests on lease liabilities	0
Operating income	(87)	(88)
Consolidated net income	€ (87)	€ (87)